ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS), Summary of Changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in AOCIL [Roll Forward]
Balance at beginning of period	$ 389,522	$ 350,169	$ 338,994
Other comprehensive income (loss) before reclassifications	(8,408)	12,015	6,769
Amounts reclassified from AOCIL	(1,115)	1,795	(447)
Other comprehensive income (loss)	(9,523)	13,810	6,322
Balances at end of period	398,484	389,522	350,169
Accumulated Other Comprehensive Income (Loss) [Member]
Changes in AOCIL [Roll Forward]
Balance at beginning of period	10,024	(3,786)	(10,108)
Other comprehensive income (loss)	(9,523)	13,810	6,322
Balances at end of period	501	10,024	(3,786)
Unrealized Gains (Losses) on Securities Available for Sale [Member]
Changes in AOCIL [Roll Forward]
Balance at beginning of period	15,822	3,739	(4,185)
Other comprehensive income (loss) before reclassifications	(8,408)	12,294	8,035
Amounts reclassified from AOCIL	(1,115)	(211)	(111)
Other comprehensive income (loss)	(9,523)	12,083	7,924
Balances at end of period	6,299	15,822	3,739
Disproportionate Tax Effects from Securities Available for Sale [Member]
Changes in AOCIL [Roll Forward]
Balance at beginning of period	(5,798)	(5,798)	(5,798)
Other comprehensive income (loss) before reclassifications	0	0	0
Amounts reclassified from AOCIL	0	0	0
Other comprehensive income (loss)	0	0	0
Balances at end of period	(5,798)	(5,798)	(5,798)
Unrealized Losses on Cash Flow Hedges [Member]
Changes in AOCIL [Roll Forward]
Balance at beginning of period	0	(1,727)	(125)
Other comprehensive income (loss) before reclassifications	0	(279)	(1,266)
Amounts reclassified from AOCIL	0	2,006	(336)
Other comprehensive income (loss)	0	1,727	(1,602)
Balances at end of period	$ 0	$ 0	$ (1,727)